Quarterly Financial Data - Consolidating Statements of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Settlement of Sponsor Advisory Agreement	$ 102	$ 102
Redemption of indebtedness		$ 231	$ 231